NON-CASH TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non Cash Transactions [abstract]
Schedule of Non-Cash transactions
Below is a detail of the transactions that did not involve cash flows in each fiscal year:

	2023	2022	2021
- Right of use assets and lease liabilities	71,084	2,160,014	347,192
- Acquisition of financed property, plant and equipment	348,246	5,259,641	9,566,122
- Delivery of shares – benefit plans	182,372	197,242	241,855